Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2022
Share-Based Compensation
Summary of assumptions used in the Monte Carlo calculation for Series 4 stock options

Expected life of options	10 years
Expected volatility	60.0%
Risk-free interest rate	1.2% - 1.7%
Expected dividend yield	—
Weighted-average grant-date fair value of stock option	¥72

Summary of activity of 2nd, 3rd, and 4th Series stock options

				Thousands of
		Yen	Years	Yen
			Weighted-
		Weighted-	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	term	value
Outstanding as of April 1, 2019	63,000	¥29	7.4	¥—
Granted	—	—		—
Exercised	—	—		—
Forfeited	(9,000)	56		—
Outstanding as of April 1, 2020	54,000	¥25	6.4	¥—
Granted	2,019,000	56		—
Exercised	—	—		—
Forfeited	—	—		—
Outstanding as of March 31, 2021	2,073,000	55	9.7	—
Granted	—	—		—
Exercised	—	—		—
Forfeited	—	—		—
Outstanding as of March 31, 2022	2,073,000	55	8.7	183,497
Exercisable as of March 31, 2022	2,019,000	¥56	8.8	¥177,073